1
The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Aerospace  — 0.6%
400 L3Harris Technologies Inc. ....................... $ 84,248
2,000 Lockheed Martin Corp. ............................. 906,480
7,400 Rockwell Automation Inc. ......................... 2,297,552
3,288,280
Agriculture  — 0.6%
40,000 Archer-Daniels-Midland Co. ...................... 2,888,800
10,000 The Mosaic Co. ........................................ 357,300
3,246,100
Automotive  — 0.5%
2,500 Daimler Truck Holding AG ......................... 93,891
20,000 Iveco Group NV† ...................................... 179,856
14,500 PACCAR Inc. ............................................ 1,415,925
44,000 Traton SE ................................................. 1,035,593
2,725,265
Automotive: Parts and Accessories  — 4.7%
80,000 Dana Inc. ................................................. 1,168,800
165,000 Genuine Parts Co. ..................................... 22,852,500
24,021,300
Broadcasting  — 0.2%
38,000 Sinclair Inc. .............................................. 495,140
45,000 TEGNA Inc. .............................................. 688,500
1,183,640
Building and Construction  — 2.1%
26,000 Carrier Global Corp. .................................. 1,493,700
34,000 Fortune Brands Innovations Inc. ............... 2,588,760
23,500 Herc Holdings Inc. .................................... 3,498,915
45,000 Johnson Controls International plc ............ 2,593,800
8,000 Knife River Corp.† .................................... 529,440
6,000 Masterbrand Inc.† .................................... 89,100
10,793,715
Business Services  — 4.1%
9,000 Automatic Data Processing Inc. ................ 2,096,730
22,200 Mastercard Inc., Cl. A ............................... 9,468,522
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 243,024
30,000 Pentair plc ................................................ 2,181,300
15,700 S&P Global Inc. ........................................ 6,916,164
20,905,740
Cable and Satellite  — 0.1%
14,000 EchoStar Corp., Cl. A† .............................. 231,980
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,278,900
Computer Hardware  — 1.8%
28,000 Apple Inc. ................................................ 5,390,840
25,000 International Business Machines Corp. ...... 4,088,750
9,479,590
Shares
Market
Value
Computer Software and Services  — 2.5%
90,000 Hewlett Packard Enterprise Co. ................. $ 1,528,200
30,300 Microsoft Corp. ........................................ 11,394,012
12,922,212
Consumer Products  — 1.4%
1,800 Ball Corp. ................................................. 103,536
5,500 Edgewell Personal Care Co. ...................... 201,465
49,500 Energizer Holdings Inc. ............................. 1,568,160
30,000 Essity AB, Cl. A ......................................... 739,140
1,000 National Presto Industries Inc. .................. 80,280
32,000 Reckitt Benckiser Group plc ...................... 2,210,753
4,000 The Scotts Miracle-Gro Co. ....................... 255,000
40,000 Unilever plc, ADR ..................................... 1,939,200
7,097,534
Consumer Services  — 0.2%
1,600 Allegion plc .............................................. 202,704
12,500 Rollins Inc. ............................................... 545,875
748,579
Diversified Industrial  — 6.9%
1,400 AMETEK Inc. ............................................ 230,846
68,500 Crane Co. ................................................. 8,092,590
5,000 Crane NXT Co. .......................................... 284,350
22,000 Eaton Corp. plc ......................................... 5,298,040
1,300 Honeywell International Inc. ...................... 272,623
8,600 Ingersoll Rand Inc. ................................... 665,124
47,500 ITT Inc. .................................................... 5,667,700
32,500 Jardine Matheson Holdings Ltd. ................ 1,339,325
10,000 Modine Manufacturing Co.† ...................... 597,000
17,000 Myers Industries Inc. ................................ 332,350
21,000 nVent Electric plc ...................................... 1,240,890
20,000 Svenska Cellulosa AB SCA, Cl. A ............... 297,044
105,500 Textron Inc. .............................................. 8,484,310
146,000 Toray Industries Inc. ................................. 759,096
6,000 Trane Technologies plc ............................. 1,463,400
25,000 Trinity Industries Inc. ................................ 664,750
35,689,438
Electronics  — 2.3%
6,500 Sony Group Corp. ..................................... 618,191
33,000 Sony Group Corp., ADR ............................ 3,124,770
46,500 TE Connectivity Ltd. .................................. 6,533,250
10,000 Texas Instruments Inc. ............................. 1,704,600
11,980,811
Energy and Utilities: Electric  — 0.4%
2,000 Avangrid Inc. ............................................ 64,820
20,000 Korea Electric Power Corp., ADR† ............. 145,000
13,500 Portland General Electric Co. ..................... 585,090
63,000 The AES Corp. .......................................... 1,212,750
2,007,660
Energy and Utilities: Integrated  — 0.6%
50,000 Energy Transfer LP ................................... 690,000

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
21,000 Eni SpA .................................................... $ 355,812
5,000 Iberdrola SA, ADR .................................... 262,500
56,500 OGE Energy Corp. ..................................... 1,973,545
3,281,857
Energy and Utilities: Natural Gas  — 2.3%
115,000 National Fuel Gas Co. ................................ 5,769,550
11,500 ONE Gas Inc. ............................................ 732,780
57,800 ONEOK Inc. .............................................. 4,058,716
16,500 Southwest Gas Holdings Inc. .................... 1,045,275
11,606,321
Energy and Utilities: Oil  — 3.8%
27,500 Callon Petroleum Co.† .............................. 891,000
38,500 Chevron Corp. .......................................... 5,742,660
4,000 ConocoPhillips ......................................... 464,280
6,800 Devon Energy Corp. .................................. 308,040
12,000 Exxon Mobil Corp. .................................... 1,199,760
52,000 Hess Corp. ............................................... 7,496,320
17,500 Marathon Petroleum Corp. ........................ 2,596,300
13,000 TotalEnergies SE, ADR .............................. 875,940
1,706 Vitesse Energy Inc. ................................... 37,344
19,611,644
Energy and Utilities: Services  — 0.9%
4,000 Dril-Quip Inc.† .......................................... 93,080
94,500 Halliburton Co. ......................................... 3,416,175
22,500 MDU Resources Group Inc. ...................... 445,500
11,000 Schlumberger NV ..................................... 572,440
4,527,195
Energy and Utilities: Water  — 0.2%
3,600 Essential Utilities Inc. ............................... 134,460
22,000 Severn Trent plc ....................................... 723,211
857,671
Entertainment  — 1.5%
20,000 Atlanta Braves Holdings Inc., Cl. A† .......... 855,600
12,197 Atlanta Braves Holdings Inc., Cl. C† .......... 482,757
110,000 Grupo Televisa SAB, ADR ......................... 367,400
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 190,740
2,500 Madison Square Garden Sports Corp.† ..... 454,575
270,000 Paramount Global, Cl. A ............................ 5,308,200
6,000 Sphere Entertainment Co.† ....................... 203,760
7,863,032
Environmental Services  — 0.3%
7,500 Republic Services Inc. .............................. 1,236,825
4,000 Veralto Corp. ............................................ 329,040
1,565,865
Equipment and Supplies  — 6.2%
5,000 A.O. Smith Corp. ...................................... 412,200
Shares
Market
Value
14,000 Danaher Corp. .......................................... $ 3,238,760
158,000 Flowserve Corp. ....................................... 6,512,760
46,000 Graco Inc. ................................................ 3,990,960
20,000 Minerals Technologies Inc. ....................... 1,426,200
213,000 Mueller Industries Inc. .............................. 10,042,950
14,000 Parker-Hannifin Corp. ............................... 6,449,800
32,073,630
Financial Services  — 14.2%
20,000 AllianceBernstein Holding LP .................... 620,600
17,500 American Express Co. ............................... 3,278,450
18,000 Ameris Bancorp ....................................... 954,900
5,195 Banco Santander Chile, ADR ..................... 101,251
100,000 Bank of America Corp. .............................. 3,367,000
11,500 BNP Paribas SA ........................................ 794,607
1,000 EXOR NV ................................................. 99,907
32,200 Interactive Brokers Group Inc., Cl. A ......... 2,669,380
14,500 Jefferies Financial Group Inc. .................... 585,945
8,500 JPMorgan Chase & Co. ............................. 1,445,850
48,500 Julius Baer Group Ltd. .............................. 2,718,952
6,000 Kinnevik AB, Cl. A† ................................... 63,533
60,500 Loews Corp. ............................................. 4,210,195
10,500 M&T Bank Corp. ....................................... 1,439,340
13,000 Marsh & McLennan Companies Inc. .......... 2,463,110
10,000 Morgan Stanley ........................................ 932,500
5,800 Popular Inc. ............................................. 476,006
60,000 SLM Corp. ............................................... 1,147,200
122,000 State Street Corp. ..................................... 9,450,120
6,300 T. Rowe Price Group Inc. .......................... 678,447
297,000 The Bank of New York Mellon Corp. .......... 15,458,850
15,000 The Goldman Sachs Group Inc. ................. 5,786,550
22,000 The PNC Financial Services Group Inc. ...... 3,406,700
2,100 UBS Group AG ......................................... 65,169
53,000 Valley National Bancorp ............................ 575,580
98,500 Webster Financial Corp. ............................ 4,999,860
105,000 Wells Fargo & Co. .................................... 5,168,100
72,958,102
Food and Beverage  — 17.9%
1,000 Anheuser-Busch InBev SA/NV ................... 64,493
189,500 Brown-Forman Corp., Cl. A ....................... 11,292,305
34,000 Campbell Soup Co. ................................... 1,469,820
19,000 Coca-Cola Europacific Partners plc ............ 1,268,060
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 946,400
5,000 Constellation Brands Inc., Cl. A ................. 1,208,750
30,000 Danone SA ............................................... 1,943,394
33,000 Davide Campari-Milano NV ....................... 372,136
49,500 Diageo plc, ADR ....................................... 7,210,170
81,100 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 10,571,385
1,000 General Mills Inc. ..................................... 65,140
1,500,000 Grupo Bimbo SAB de CV, Cl. A .................. 7,584,359
92,500 Heineken NV ............................................ 9,388,488

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
132,000 ITO EN Ltd. .............................................. $ 4,008,681
14,000 Kellanova ................................................. 782,740
4,000 McCormick & Co. Inc. .............................. 272,000
31,200 McCormick & Co. Inc., Non-Voting ........... 2,134,704
27,000 Mondelēz International Inc., Cl. A .............. 1,955,610
31,800 Nestlé SA ................................................. 3,686,841
159,600 Nissin Foods Holdings Co. Ltd. ................. 5,570,153
31,000 PepsiCo Inc. ............................................. 5,265,040
23,800 Pernod Ricard SA ..................................... 4,197,273
31,200 Remy Cointreau SA .................................. 3,960,973
30,000 Sapporo Holdings Ltd. .............................. 1,322,979
4,500 The Boston Beer Co. Inc., Cl. A† ............... 1,555,155
10,000 The Coca-Cola Co. .................................... 589,300
1,000 The Hershey Co. ....................................... 186,440
45,000 The Kraft Heinz Co. ................................... 1,664,100
8,400 WK Kellogg Co. ........................................ 110,376
64,000 Yakult Honsha Co. Ltd. ............................. 1,437,503
92,084,768
Health Care  — 4.3%
4,400 Abbott Laboratories .................................. 484,308
3,000 AbbVie Inc. .............................................. 464,910
3,200 Alcon Inc. ................................................ 249,984
75,000 Baxter International Inc. ............................ 2,899,500
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,420,716
87,500 Bristol-Myers Squibb Co. .......................... 4,489,625
69,500 Demant A/S† ............................................ 3,046,485
6,400 GSK plc, ADR ........................................... 237,184
8,000 Haleon plc, ADR ....................................... 65,840
32,000 Henry Schein Inc.† ................................... 2,422,720
16,000 Merck & Co. Inc. ...................................... 1,744,320
12,000 Novartis AG, ADR ..................................... 1,211,640
25,000 Perrigo Co. plc ......................................... 804,500
21,500 Pfizer Inc. ................................................ 618,985
42,500 Roche Holding AG, ADR ........................... 1,539,775
2,300 Zimmer Biomet Holdings Inc. ................... 279,910
10,000 Zimvie Inc.† ............................................. 177,500
22,157,902
Hotels and Gaming  — 0.1%
12,000 MGM Resorts International ....................... 536,160
1,500 Wynn Resorts Ltd. ................................... 136,665
672,825
Machinery  — 4.2%
6,000 Caterpillar Inc. .......................................... 1,774,020
165,000 CNH Industrial NV .................................... 2,009,700
42,000 Deere & Co. ............................................. 16,794,540
2,000 Otis Worldwide Corp. ............................... 178,940
8,000 Xylem Inc. ................................................ 914,880
21,672,080
Shares
Market
Value
Metals and Mining  — 1.8%
83,000 Freeport-McMoRan Inc. ............................ $ 3,533,310
138,000 Newmont Corp. ........................................ 5,711,820
9,245,130
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 146,250
Real Estate Investment Trusts  — 0.4%
62,000 Weyerhaeuser Co. .................................... 2,155,740
Retail  — 5.0%
13,000 Cie Financiere Richemont SA, Cl. A ........... 1,789,133
78,000 Copart Inc.† ............................................. 3,822,000
6,000 Costco Wholesale Corp. ............................ 3,960,480
85,000 CVS Health Corp. ...................................... 6,711,600
44,600 Ingles Markets Inc., Cl. A .......................... 3,852,102
61,000 Seven & i Holdings Co. Ltd. ...................... 2,420,532
3,000 The Home Depot Inc. ................................ 1,039,650
65,000 Walgreens Boots Alliance Inc. ................... 1,697,150
1,000 Walmart Inc. ............................................ 157,650
25,450,297
Specialty Chemicals  — 1.0%
2,700 Albemarle Corp. ....................................... 390,096
2,500 Ashland Inc. ............................................. 210,775
2,200 FMC Corp. ................................................ 138,710
42,500 H.B. Fuller Co. .......................................... 3,459,925
1,800 NewMarket Corp. ..................................... 982,494
600 Quaker Chemical Corp. ............................. 128,052
5,310,052
Telecommunications  — 4.1%
100,000 BCE Inc. ................................................... 3,938,000
190,000 Deutsche Telekom AG, ADR ...................... 4,584,700
65,000 Liberty Global Ltd., Cl. A† ......................... 1,155,050
11,150 Liberty Global Ltd., Cl. C† ......................... 207,836
14,000 Orange SA, ADR ....................................... 160,020
70,000 Telefonica SA, ADR ................................... 273,000
220,000 Telephone and Data Systems Inc. .............. 4,037,000
94,000 TELUS Corp. ............................................ 1,672,260
130,000 Verizon Communications Inc. ................... 4,901,000
20,928,866
Transportation  — 2.3%
96,000 GATX Corp. .............................................. 11,541,120
Wireless Communications  — 0.2%
70,000 BT Group plc, Cl. A ................................... 110,283
40,000 Telesat Corp.† .......................................... 417,200
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 96,200

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Wireless Communications (Continued)
4,800 United States Cellular Corp.† .................... $ 199,392
823,075
TOTAL COMMON STOCKS .................. 514,134,166
TOTAL INVESTMENTS — 100.0%
(Cost $181,037,296) ............................. $ 514,134,166
† Non-income producing security.
ADR American Depositary Receipt